CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-based compensation	$ 85,011	$ 130,173	$ 64,596
Cost of revenue
Stock-based compensation	3,921	3,752	3,296
Selling and marketing
Stock-based compensation	18,067	16,190	13,474
Technology and content
Stock-based compensation	22,100	20,465	16,073
General and administrative
Stock-based compensation	$ 40,923	33,123	$ 31,753
Acquisition-related and other
Stock-based compensation		$ 56,643